RETIREMENT PLANS (Details 4)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension and Postretirement Health Care Benefits
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	100.00%	100.00%
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	34.00%	34.00%
PERCENTAGE OF PLAN ASSETS	37.00%	36.00%
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	9.00%
PERCENTAGE OF PLAN ASSETS	11.00%	10.00%
U.S. Pension and Postretirement Health Care Benefits | International equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	13.00%	13.00%
PERCENTAGE OF PLAN ASSETS	14.00%	14.00%
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	18.00%	18.00%
PERCENTAGE OF PLAN ASSETS	17.00%	19.00%
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	5.00%	5.00%
PERCENTAGE OF PLAN ASSETS	5.00%	5.00%
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	2.00%	2.00%
PERCENTAGE OF PLAN ASSETS	2.00%	2.00%
U.S. Pension and Postretirement Health Care Benefits | Real estate
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	4.00%	4.00%
PERCENTAGE OF PLAN ASSETS	3.00%	3.00%
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	9.00%
PERCENTAGE OF PLAN ASSETS	8.00%	8.00%
U.S. Pension and Postretirement Health Care Benefits | Private equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	6.00%	6.00%
PERCENTAGE OF PLAN ASSETS	3.00%	3.00%
International Pension Benefits
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
International Pension Benefits | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	1.00%
International Pension Benefits | International equity
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	43.00%	42.00%
International Pension Benefits | Corporate bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	21.00%	23.00%
International Pension Benefits | Government bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	18.00%	18.00%
International Pension Benefits | Total fixed income
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	39.00%	41.00%
International Pension Benefits | Insurance contracts
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	15.00%	14.00%
International Pension Benefits | Real estate
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	2.00%	2.00%